Faegre Drinker Biddle & Reath LLP
191 North Wacker Drive
Suite 3700
Chicago, IL 60606-1698
(312) 569-1000 (Phone)
(312) 569-3000 (Fax)
www.faegredrinker.com
April 5, 2021
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
Northern Institutional Funds (the “Trust”)
Post-Effective Amendment No. 101
1933 Act Registration No. 002-80543
1940 Act Registration No. 811-03605
Ladies and Gentlemen:
In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:
a.
the form of the Trust’s (i) Money Market Portfolios – Shares, Service Shares and Premier Shares Prospectus; (ii) U.S. Government Select Portfolio – Siebert Williams Shank Shares Prospectus; (iii) Money Market Portfolios – Shares, Service Shares and Premier Shares Statement of Additional Information; and (iv) U.S. Government Select Portfolio – Siebert Williams Shank Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 101 to the Trust’s registration statement on From N-1A; and
b.
the text of Post-Effective Amendment No. 101 to the Trust’s registration statement was filed with the Commission via EDGAR on March 26, 2021 (Accession No. 0001193125-21-096476) with an effective date of April 1, 2021.
Please do not hesitate to contact the undersigned at (312) 569-1107 if you have any questions.
Very truly yours,
/s/ David L. Williams David L. Williams
Enclosures
cc:
Peter K. Ewing
Kevin P. O’Rourke
Jose J. Del Real, Esq.
Angela R. Burke, Esq.
Diana E. McCarthy, Esq.